Income and Expenses - Additional Information (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Analysis Of Contract Balances [Abstract]
Decrease in trade and other receivables	₱ 7,703
Decrease in contract assets	481
Contract liabilities and unearned revenues	1,181
Current portion of contract liabilities and unearned revenues	6,650	₱ 8,039
Noncurrent portion of contract liabilities and unearned revenues	₱ 532	₱ 324